Income Taxes - Schedule of Deferred Tax Liabilities (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ (6)	$ (5)
Net deferred tax position	$ (6)	$ (5)